Consolidated Statement of Comprehensive Income/Loss (-) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Comprehensive Income/Loss (-)
Net profit / (loss) (-)	€ 320,884	€ 74,082	€ 211,697
Items that will not be reclassified subsequently to profit or loss:
Re-measurement of defined benefit obligation	653	246	(1,037)
Fair value adjustments financial assets held at fair value through other comprehensive income	(6,132)	2,486
Items that may be reclassified subsequently to profit or loss:
Translation differences, arisen from translating foreign activities	(475)	578	392
Realization of translation differences upon sale/liquidation of foreign operations		4,095
Other comprehensive income/loss (-), net of income tax	(5,954)	7,405	(645)
Total comprehensive loss attributable to:
Owners of the parent	314,930	81,487	211,052
Total comprehensive loss attributable to owners of the parent arises from:
Continuing operations	313,538	1,764	(4,564)
Discontinued operations	€ 1,392	€ 79,723	€ 215,616